[logo] PIONEER Investments(R)







                                                 May 4, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re:       Pioneer Research Fund (the "Fund")
          (File Nos. 333-87233 and 811-09585)
          CIK No. 0001025187

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C prospectus and Class Y prospectus that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 10 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0001094522-07-000009) on
April 30, 2007.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes



cc:  Christopher J. Kelley, Esq.
     Christopher P. Harvey, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."